Restructuring and Other Costs - Schedule of Acquisition, Divestiture and Integration Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Restructuring Cost And Reserve [Line Items]
Acquisition costs	$ 38.2	$ 27.1	$ 8.9
Integration costs	22.0	41.2	59.8
Divestiture costs	0.3	9.8	0.5
Other total	65.9	83.3	71.5
Other Segments [Member]
Restructuring Cost And Reserve [Line Items]
Acquisition costs	38.2	27.1	8.9
Integration costs	27.4	46.4	62.1
Divestiture costs	0.3	9.8	0.5
Other total	$ 65.9	$ 83.3	$ 71.5